Sales and Marketing Expenses (Details) - Schedule of Sales and Marketing Expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Sales and Marketing Expenses [Abstract]
Payroll and related benefits (including share-based compensation)	$ 2,239	$ 1,599	$ 1,036
Consulting and professional services	987	566	215
Travel	354	274	126
Advertising and promotion expenses	92	74	60
Sales commissions	49	13	60
Conferences	323	301	93
Others	393	377	327
Total	$ 4,437	$ 3,204	$ 1,917